Equity Method Investments Equity Method Investments (Summary of Equity Method Investment Financial Information) (Details) - USD ($)		1 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Revenue and other income		$ 29,000,000	$ 382,000,000
Equity Method Investment, Summarized Financial Information, Costs and Expenses		19,000,000	328,000,000
Income (loss) from operations		10,000,000	54,000,000
Net income (loss)		11,000,000	52,000,000
Income (Loss) from Equity Method Investments		3,000,000 [1]	(74,000,000)	[1]	$ 3,000,000	$ 0
Current assets		150,000,000	87,000,000		150,000,000
Noncurrent assets		2,619,000,000	2,695,000,000		2,619,000,000
Current liabilities		102,000,000	60,000,000		102,000,000
Noncurrent liabilities		13,000,000	15,000,000		13,000,000
MarkWest Utica EMG [Member]
Schedule of Equity Method Investments [Line Items]
Revenue and other income		18,000,000	216,000,000
Equity Method Investment, Summarized Financial Information, Costs and Expenses		9,000,000	100,000,000
Income (loss) from operations		9,000,000	116,000,000
Net income (loss)		10,000,000	114,000,000
Income (Loss) from Equity Method Investments	[1]	2,000,000	8,000,000
Current assets		113,000,000	45,000,000		113,000,000
Noncurrent assets	[2]	2,207,000,000	2,173,000,000		2,207,000,000
Current liabilities		77,000,000	30,000,000		77,000,000
Noncurrent liabilities		1,000,000	2,000,000		1,000,000
Ohio Condensate Company, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Revenue and other income		2,000,000	15,000,000
Equity Method Investment, Summarized Financial Information, Costs and Expenses		2,000,000	110,000,000
Income (loss) from operations		0	(95,000,000)
Net income (loss)		0	(95,000,000)
Income (Loss) from Equity Method Investments	[1]	1,000,000	(89,000,000)
Current assets		7,000,000	2,000,000		7,000,000
Noncurrent assets		127,000,000	30,000,000		127,000,000
Current liabilities		6,000,000	3,000,000		6,000,000
Noncurrent liabilities		12,000,000	13,000,000		12,000,000
Other VIEs
Schedule of Equity Method Investments [Line Items]
Revenue and other income		0	3,000,000
Equity Method Investment, Summarized Financial Information, Costs and Expenses		0	1,000,000
Income (loss) from operations		0	2,000,000
Net income (loss)		0	2,000,000
Income (Loss) from Equity Method Investments	[1]	0	0
Current assets		0	0		0
Noncurrent assets		42,000,000	102,000,000		42,000,000
Current liabilities		1,000,000	1,000,000		1,000,000
Noncurrent liabilities		0	0		0
Non-VIEs
Schedule of Equity Method Investments [Line Items]
Revenue and other income		9,000,000	148,000,000
Equity Method Investment, Summarized Financial Information, Costs and Expenses		8,000,000	117,000,000
Income (loss) from operations		1,000,000	31,000,000
Net income (loss)		1,000,000	31,000,000
Income (Loss) from Equity Method Investments	[1]	0	7,000,000
Current assets		30,000,000	40,000,000		30,000,000
Noncurrent assets		243,000,000	390,000,000		243,000,000
Current liabilities		18,000,000	26,000,000		18,000,000
Noncurrent liabilities		$ 0	$ 0		$ 0

[1]	(2)Income (loss) from equity method investments includes the impact of any basis differential amortization or accretion.
[2]	(1)MarkWest Utica EMG’s noncurrent assets includes its investment in its subsidiary Ohio Gathering, which does not appear elsewhere in this table. The investment was $794 million and $781 million as of December 31, 2016 and 2015, respectively.